20 Financial instruments (Details 11) - US$ $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ 2,708,856
Discontinued hedge	(1,056,869)
Realization of the discontinued hedge	420
New designations	900,000
Ending balance	$ 2,552,407